CONVENIENCE TRANSLATION	6 Months Ended
Jun. 30, 2021
CONVENIENCE TRANSLATION

3. CONVENIENCE TRANSLATION

The Group, with the exception of its subsidiaries, The9 Interactive maintains its accounting records and prepares its financial statements in RMB. The U.S. dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers at the rate of US$1.00 = RMB 6.4566, representing the noon buying rate in New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2021. Such translations should not be construed as representations that the RMB amounts represent, or have been or could be converted into, United States dollars at that or any other rate.